SUMMARY OF PRINCIPAL MATURITIES OF NOTES PAYABLE (Details) - Notes Payable [Member]	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Remainder of 2023	$ 4,090,960
2024	915,197
2025	935,069
2026	747,646
2027	442,419
Thereafter	29,941
Total principal payments	7,161,232
Less: debt discounts	(89,238)
Total notes payable	$ 7,071,994